Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the company is providing the following disclosure regarding executive compensation for the company’s principal executive officer (PEO) and
Non-PEO
NEOs and company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Net Sales ($ Millions) 5
					TSR ($)	Peer Group TSR ($)

2023	13,786,671	10,408,814	5,194,682	3,994,655	49.69	143.18	2,663	14,813

2022	13,588,236	(9,114,999)	6,721,562	14,410	63.62	140.29	(2,421)	14,506

2021	15,634,734	19,600,136	4,853,630	5,588,070	105.26	143.09	1,295	12,146

2020	15,865,396	4,130,682	3,893,864	1,603,952	97.06	113.45	1,110	11,673

1.	Mr. Almeida was the company’s PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023

James K. Saccaro	James K. Saccaro	James K. Saccaro	Joel Grade

Giuseppe Accogli	Giuseppe Accogli	Giuseppe Accogli	James K. Saccaro

Cristiano Franzi	Cristiano Franzi	Cristiano Franzi	Brian Stevens

Sean Martin	Andrew Frye	David Rosenbloom	Cristiano Franzi

Heather Knight

Alok Sonig

Christopher Toth

2.
The amounts set forth above for compensation actually paid to PEO and non-PEO
NEOs (as set forth in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” columns) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

3.
Compensation actually paid to PEO and
non-PEO
NEOs (as set forth in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” columns) reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Related information regarding compensation paid in 2020, 2021 and 2022 has not changed from what was included in the company’s 2022 proxy statement and what is set forth in the proxy statement, and as such, information for such years has not been included in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” columns are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” columns reflect the amounts attributable to the “Change in Pension Value” columns reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2023	13,786,671	—	(10,162,639)	—	6,784,782	10,408,814

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	5,194,682	—	(3,191,677)	—	1,991,650	3,994,655

The amounts in the inclusion of equity values as set forth in the “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for
Non-PEO
NEOs” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total—Inclusion of Equity Values for PEO ($)

2023	9,829,730	(1,578,440)	—	(1,466,508)	—	6,784,782

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	2,359,255	(76,789)	160,523	(105,594)	(345,745)	1,991,650

4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Health Care Index, which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the 2023 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
The company determined net sales to be the most important financial performance measure used to link company performance to Compensation Actually Paid to the company’s PEO and
Non-PEO
NEOs in 2023. For more information on net sales and a reconciliation of net sales to Adjusted Net Sales Including Discontinued Operations (as applicable for 2023), please see the “Executive Compensation—Compensation Discussion and Analysis—Elements of Executive Compensation—Annual Incentive Plan—Determination of 2023 Annual Incentive Plan Payouts.” Net Sales amounts for 2022, 2021, and 2020 are different than prior year’s Pay Versus Performance Disclosure because they reflect discontinued operations. This performance measure may not have been the most important financial performance measure for prior years and the company may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
1.	Mr. Almeida was the company’s PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023

James K. Saccaro	James K. Saccaro	James K. Saccaro	Joel Grade

Giuseppe Accogli	Giuseppe Accogli	Giuseppe Accogli	James K. Saccaro

Cristiano Franzi	Cristiano Franzi	Cristiano Franzi	Brian Stevens

Sean Martin	Andrew Frye	David Rosenbloom	Cristiano Franzi

Heather Knight

Alok Sonig

Christopher Toth

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Health Care Index, which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in the 2023 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 13,786,671	$ 13,588,236	$ 15,634,734	$ 15,865,396
PEO Actually Paid Compensation Amount	$ 10,408,814	(9,114,999)	19,600,136	4,130,682
Adjustment To PEO Compensation, Footnote
2.
The amounts set forth above for compensation actually paid to PEO and non-PEO
NEOs (as set forth in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” columns) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

3.
Compensation actually paid to PEO and
non-PEO
NEOs (as set forth in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” columns) reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Related information regarding compensation paid in 2020, 2021 and 2022 has not changed from what was included in the company’s 2022 proxy statement and what is set forth in the proxy statement, and as such, information for such years has not been included in the following tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” columns are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” columns reflect the amounts attributable to the “Change in Pension Value” columns reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2023	13,786,671	—	(10,162,639)	—	6,784,782	10,408,814
The amounts in the inclusion of equity values as set forth in the “Inclusion of Equity Values for PEO” and “Average Inclusion of Equity Values for
Non-PEO
NEOs” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total—Inclusion of Equity Values for PEO ($)

2023	9,829,730	(1,578,440)	—	(1,466,508)	—	6,784,782

Non-PEO NEO Average Total Compensation Amount	$ 5,194,682	6,721,562	4,853,630	3,893,864
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,994,655	14,410	5,588,070	1,603,952
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	5,194,682	—	(3,191,677)	—	1,991,650	3,994,655

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	2,359,255	(76,789)	160,523	(105,594)	(345,745)	1,991,650

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to Baxter’s PEO, the average of Compensation Actually Paid to Baxter’s
Non-PEO
NEOs, and the cumulative TSR over the four most recently completed fiscal years for the company and the S&P 500 Health Care Index TSR.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to Baxter’s PEO, the average of Compensation Actually Paid to Baxter’s
Non-PEO
NEOs, and Baxter’s net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to Baxter’s PEO, the average of Compensation Actually Paid to Baxter’s
Non-PEO
NEOs, and Baxter’s net sales during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to Baxter’s PEO, the average of Compensation Actually Paid to Baxter’s
Non-PEO
NEOs, and the cumulative TSR over the four most recently completed fiscal years for the company and the S&P 500 Health Care Index TSR.

Tabular List, Table
The financial measures most important in determining pay during 2023 were those that influenced the company’s short- and long-term incentives for the NEOs and for broad-based incentive plans below the NEO level as set forth below (as such amounts may be adjusted in a given year in the manner described in the proxy statement, including with respect to the use of non-GAAP
measures):
•	Net Sales
•	Earnings Per Share
•	Free Cash Flow
•	ROIC
•	Relative TSR

Total Shareholder Return Amount	$ 49.69	63.62	105.26	97.06
Peer Group Total Shareholder Return Amount	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 2,663,000,000	$ (2,421,000,000)	$ 1,295,000,000	$ 1,110,000,000
Company Selected Measure Amount	14,813,000,000	14,506,000,000	12,146,000,000	11,673,000,000
PEO Name	Mr. Almeida
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,162,639)
PEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,784,782
PEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,829,730
PEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,578,440)
PEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,466,508)
PEO | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,784,782
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,191,677)
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,991,650
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,359,255
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,789)
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,523
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,594)
Non-PEO NEO | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(345,745)
Non-PEO NEO | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,991,650